NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Potentially Dilutive Common Shares Excluded from Calculation of Net Income per Share
For the twelve months ended September 30, 2024, 2023 and 2022, the following potentially dilutive common shares were excluded from the calculation of net income (loss) per share, as they would have been antidilutive (amounts in thousands):

	2024	2023	2022
Stock options	335	437	506
RSUs	1,646	1,455	960
ESPP common stock equivalents	8	6	7
Performance options	680	755	623
Performance RSUs	303	268	281
Convertible senior notes	7,448	7,448	7,448
Warrants	7,448	7,448	7,448
Total potentially dilutive common shares outstanding	17,868	17,817	17,273

Schedule of Computation of Basic and Diluted Net Income Per Share
The calculation of basic and diluted net income (loss) per share for the twelve months ended September 30, 2024, 2023 and 2022, is as follows (amounts in thousands, except per share data):

	2024	2023	2022
Net income	$3,278	$8,027	$3,694
Weighted-average shares outstanding—basic	46,560	45,533	44,595
Common stock equivalents	908	928	1,185
Weighted-average shares outstanding—diluted	47,468	46,461	45,780
Net income per share:
Basic	$0.07	$0.18	$0.08
Diluted	$0.07	$0.17	$0.08

Schedule of Summary of Property and Equipment	The following is a summary of property and equipment as of September 30, 2024 and 2023 (amounts in thousands):

	2024	2023
Property and equipment—at cost:
Leasehold improvements	$1,195	$2,612
Machinery and equipment	2,797	3,657
Capitalized software development costs	4,343	3,610
Furniture and fixtures	707	728
	9,042	10,607
Less: accumulated depreciation and amortization	(6,478)	(7,778)
Total property and equipment, net	$2,564	$2,829